Commitments - Schedule of Commitments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 16,291
It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	618
License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	15,330
Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	344
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,278
Less than One Year [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	485
Less than One Year [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,450
Less than One Year [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	344
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,033
1-3 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	133
1-3 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,900
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,900
3-5 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,900
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	8,080
More than Five Years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 8,080